TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2019
TRADE AND OTHER RECEIVABLES
Schedule of trade and other receivables

Figures in million - SA rand	2019	2018	2017
Trade receivables - gold sales	-	433.8	499.6
Trade receivables - PGM sales[1]	2,681.1	5,310.1	4,512.4
PGM sales concentrate	2,341.6	5,310.1	4,512.4
PGM sales other	339.5	-	-
Other trade receivables	889.0	436.6	431.4
Payroll debtors	251.5	127.9	174.1
Interest receivable	14.6	8.9	8.5
Financial assets	3,836.2	6,317.3	5,626.0
Prepayments	442.9	296.9	245.0
Value added tax	355.9	218.8	326.6
Total trade and other receivables	4,635.0	6,833.0	6,197.6

[1] The PGM sales trade receivables includes a contract receivable of R1,606.4 million (2018: R3,786.5 million)